China's history dates back more than 5,000 years. Today's global investors are most interested in the growth potential created over the last twenty.

--------------------------------------------------------------------------------
NEWPORT GREATER CHINA FUND          Semiannual Report
--------------------------------------------------------------------------------

February 29, 2000

                                 [COVER GRAPHIC]

President's Message

Dear Shareholder:

We are pleased to present the semiannual report for Newport Greater China Fund. This report covers the six months ended February 29, 2000.

The stock markets of Greater China had a strong six-month period. We believe this is evidence that the region's comeback is rooted in fundamental change as well as renewed real growth. China continues along a path of modernization, economic reform and privatization begun over 20 years ago. This move toward modernization has provided an even greater opportunity for private investors. Shareholders of Newport Greater China Fund benefited from the portfolio managers' expertise. The Fund provided a total return of 36.37% on its Class A shares without a sales charge for the six-month period compared to 8.30% for the Morgan Stanley Capital International (MSCI) Pacific (ex-Japan) Index.

The following report provides more specifics about the Fund's performance and the strategies that contributed to its strong performance for the period. As always, we thank you for the opportunity to serve your investment needs.

Sincerely,


/s/ Stephen E. Gibson

Stephen E. Gibson
President
April 12, 2000

Because economic and market trends change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

------------------------------
Not FDIC     May Lose Value
Insured      No Bank Guarantee
------------------------------

--------------------------------------------------------------------------------
Highlights
--------------------------------------------------------------------------------

o     Chinese economic strength resulted from internal and external factors

      The regional Asian recovery and ongoing strength in the global economy supported export growth. In addition, the domestic economy showed signs of life spurred by government fiscal policy and privatization.

o     Technology stocks benefited from modernization trend

      China has embraced productivity-enhancing technologies such as wireless phones and the Internet, fast tracking modernization. Select Chinese stocks, especially those involved in the technology, media, and telecommunication sectors posted significant gains.

o     Fund provided strong performance

      We increased the Fund's holdings in consumer cyclicals, technology and financial stocks during the period -- all sectors that performed well. Within these sectors we were able to select stocks that outperformed their peers. This stock selection enabled the Fund's Class A shares to attain double-digit returns for the period, outperforming the MSCI Pacific (ex-Japan) Index for the period.

               Fund Performance vs. MSCI Pacific (ex-Japan) Index
                                8/31/99 - 2/29/00

       Newport Greater                                 MSCI Pacific
          China Fund                                 (ex-Japan) Index
       ---------------                               ----------------

            36.37%                                         8.30%

Source: Liberty Funds Group

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale.

The performance of the Fund's Class A shares is compared to the performance of the MSCI Pacific Region (ex-Japan Index), a broad-based, unmanaged index that tracks the performance of stocks in Pacific Basin countries other than Japan. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

Returns do not include sales charges, but do include reinvestment of all distributions. Performance for other share classes will vary.

Net asset value per share
on 2/29/00

Class A           $19.01
---------------------------------------
Class B           $18.87
---------------------------------------
Class C           $19.15
---------------------------------------
Class Z           $19.13
---------------------------------------

Net asset value per share
on 8/31/99

Class A           $13.94
---------------------------------------
Class B           $13.88
---------------------------------------
Class C           $14.10
---------------------------------------
Class Z           $14.01
---------------------------------------

Top Five sector breakdowns
2/29/00 vs. 8/31/99

                 Fund as of 2/29/00          Fund as of 8/31/99
                 ------------------          ------------------

Telecoms               23.31%                      14.99%

Tech: Hardware         11.91%                       6.01%

Consumer/Retail        11.65%                      10.90%

Real Estate            10.93%                       5.50%

Wholesale Trade         9.85%                       7.30%

Sector breakdowns are calculated as a percentage of equity holdings. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain the same sector breakdown in the future.

--------------------------------------------------------------------------------
Portfolio Managers' Report
--------------------------------------------------------------------------------

Top 10 Holdings as of 2/29/00

China Telecom Ltd.      14.98%
---------------------------------------
Li & Fung Ltd.           9.86%
---------------------------------------
Hutchison                7.97%
Whampoa Ltd.
---------------------------------------
Cheung Kong              6.58%
Holdings Ltd.
---------------------------------------
Citic Pacific Ltd.       5.80%
---------------------------------------
Legend Holdings Ltd.     5.58%
---------------------------------------
Taiwan Semiconductor     4.73%
Manufacturing Co.
---------------------------------------
Johnson Electric         4.57%
Holdings Ltd.
---------------------------------------
Sun Hung Kai             4.37%
Properties Ltd.
---------------------------------------
President                4.34%
Chain Store Corp.
---------------------------------------

Holdings are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities in the future.

BOUGHT
--------------------------------------------------------------------------------

Esprit Holdings Ltd. and Giordano International Ltd. (1.58% net assets and 1.99% net assets, respectively), two major players in the casual apparel market, were added to the portfolio as a play on rising consumer spending.

South China Morning Post Ltd. (1.58% net assets), a Hong Kong newspaper publisher, was added on the expectation of sharply higher advertising revenues.

The Fund delivered strong performance for the period

During the six months ended February 29, 2000, the Newport Greater China Fund Class A shares provided a total return of 36.37%, without a sales charge. By comparison, the MSCI Pacific (ex-Japan) Index was up 8.30% for the same period.

Greater China export growth was robust

China, Hong Kong, and Taiwan's economic growth is strong, supported by Asia's economic recovery and ongoing strong, global demand for its exports. Much of the growth in exports is in information technology products, China's fastest growing export segment. China continues to lobby for WTO entry and made a significant step last year with the White House endorsement. Further endorsements from the European union and the U.S. Congress are still necessary. Despite the lack of WTO membership, China has become one of the United States' largest trading partners based on its cost efficient, intelligent, and productive labor pool and its need for the United States' modern technology.

Government accelerated development of the private sector

China's government has implemented several new policies focused on accelerating privatization. In a recent 389-page report on the development of the national economy, China's top economic planners have endorsed the free market economy. The report emphasizes the need for a well-capitalized banking system, larger stock markets and opening more industries to private companies.

Opportunities from productivity-enhancing technologies

Nowhere is privatization and the intensity of China's newfound entrepreneurship more evident than in start-ups related to the TMT industries (technology, media, and telecommunications). The opportunities seem endless when considering the productivity-enhancing opportunities that the Internet provides to a country with a relatively rudimentary social infrastructure and a large population spread across such a massive geography. It is no fluke that when Chinese consumers were recently polled on what durable good they would next purchase, the overwhelming response was a personal computer. One notable portfolio holding and a beneficiary of the rising sales of PCs was Legend Holdings (5.58% of net assets), China's leading manufacturer and distributor of PCs, with a 27% market share.

--------------------------------------------------------------------------------
Portfolio Managers' Report (continued)
--------------------------------------------------------------------------------

Taiwan

We added slightly to our Taiwan positions during the period, encouraged by several exciting investments in the technology sector. Although there is political uncertainty, our belief was that the Taiwanese presidential election in March would go more smoothly than the 1995 election, when China fired missiles over the Straits of Taiwan in protest of Taiwan's democracy. Today, both countries seem to have a better appreciation of the economic ties that bind them. However, despite our enthusiasm for the Taiwanese stock market, our investment exposure will always be evaluated against potential political risks. Our current exposure to Taiwan is 11.20% of net assets.

Looking ahead

Better export growth, increasing privatization, and government fiscal policies have provided a much-needed shot in the arm for China's economic growth. Fiscal policies that included interest rate cuts and income subsidies to rural workers, civil servants, and the unemployed have spurred consumption. The investment outlook for China has never been more exciting as she embraces a free market economy and new technologies in order to fast-track her modernization.

We believe Newport Greater China Fund is strategically well-positioned to benefit from these trends with investments in telecommunications, technology, retail services, and infrastructure.


/s/ Tim Tuttle                  /s/ Chris Legallet

Tim Tuttle is managing director of Newport Fund Management and lead portfolio manager of Newport Greater China Fund. Chris Legallet is Chief Investment Officer of Newport Fund Management and co-portfolio manager of Newport Greater China Fund.

International investing offers significant long-term growth potential, but also involves special risks due to currency fluctuations, as well as political, economic and social developments. A portfolio of stocks of a single region poses additional risks due to its limited diversification.

SOLD
--------------------------------------------------------------------------------

Zhejiang Southeast Power and Shanghai Dzahong Taxi were sold as the Fund eliminated its holdings in relatively illiquid "B" shares traded on the Shanghai Exchange.

--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------

Average Annual Total Returns as of 2/29/00

Share Class            A                  B                  C              Z
Inception Date     05/16/97           05/16/97           05/16/97       05/16/97
--------------------------------------------------------------------------------
                Without   With    Without    With    Without    With     Without
                 Sales    Sales    Sales     Sales    Sales     Sales     Sales
                Charge   Charge   Charge    Charge   Charge    Charge    Charge
--------------------------------------------------------------------------------
Six Months       36.37%   28.53%   35.95%    30.95%   35.82%    34.82%    36.55%
(Cumulative)
--------------------------------------------------------------------------------
1 Year          107.03    95.12   105.56    100.56   105.25    104.25    107.43
--------------------------------------------------------------------------------
Life of Fund     14.03    11.64    13.41     12.55    14.02     14.02     14.40
--------------------------------------------------------------------------------

Average Annual Total Returns as of 12/31/99

Share Class            A                  B                  C              Z
--------------------------------------------------------------------------------
                Without   With    Without    With    Without    With     Without
                 Sales    Sales    Sales     Sales    Sales     Sales     Sales
                Charge   Charge   Charge    Charge   Charge    Charge    Charge
--------------------------------------------------------------------------------
Six Months       21.86%   14.85%   21.36%    16.36%   21.45%    20.45%    22.04%
(Cumulative)
--------------------------------------------------------------------------------
1 Year           67.79    58.14    66.47     61.47    66.45     65.45     68.10
--------------------------------------------------------------------------------
Life of Fund     11.29     8.81    10.66      9.69    11.35     11.35     11.64
--------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary resulting in a gain or a loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% charge for Class A shares and the maximum CDSC of 5% for one year and 3% for the life of Class B shares and 1% for one year for Class C shares. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

--------------------------------------------------------------------------------
Investment Portfolio
--------------------------------------------------------------------------------

February 29, 2000 (Unaudited)
(In thousands)

COMMON STOCKS - 97.5%                              Country    Shares      Value
--------------------------------------------------------------------------------
CONSTRUCTION - 2.2%
Special Trade Contractors
Zhejiang Expressway Co., Ltd,
   Class H                                            HK      13,018     $ 1,622
                                                                         -------
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 32.6%
Depository Institutions - 5.4%
Dah Sing Financial                                    HK         215         701
HSBC Holdings PLC (a)                                 HK         174       2,027
Hang Seng Bank Ltd.                                   HK         139       1,255
                                                                         -------
                                                                           3,983
                                                                         -------
Holding Companies - 13.8%
Citic Pacific Ltd.                                    HK         843       4,246
Hutchison Whampoa Ltd.                                HK         372       5,831
                                                                         -------
                                                                          10,077
                                                                         -------
Real Estate - 13.4%
Cheung Kong Holdings Ltd.                             HK         362       4,814
China Resources Enterprises Ltd.                      HK       1,388       1,792
Sun Hung Kai Properties Ltd.                          HK         354       3,195
                                                                         -------
                                                                           9,801
                                                                         -------
--------------------------------------------------------------------------------
MANUFACTURING - 4.1%
Electronic Components - 1.6%
TCL International Holdings Ltd. (b)                   HK         928         489
United Microelectronics Corp., Ltd.                   Tw         188         689
                                                                         -------
                                                                           1,178
                                                                         -------
Household Appliances - 0.5%
Guangdong Kelon Electric
   Holdings, Class H                                  HK         720         352
                                                                         -------
Measuring & Analyzing Instruments - 0.4%
China Hong Kong Photo
   Products Holdings, Ltd.                            HK       2,547         298
                                                                         -------
Printing & Publishing - 1.6%
South China Morning Post Ltd.                         HK       1,158       1,153
                                                                         -------
--------------------------------------------------------------------------------
MINING & ENERGY - 0.4%
Coal Mining
Yanzhou Coal Mining Co.,
   Ltd., Class H                                      Ch       1,884         295
                                                                         -------
--------------------------------------------------------------------------------
RETAIL TRADE - 10.0%
Apparel & Accessory Stores - 5.1%
Esprit Holdings Ltd.                                  HK       1,210       1,158
Giordano International Ltd.                           HK       1,301       1,454
Glorious Sun Enterprises                              HK       4,236       1,143
                                                                         -------
                                                                           3,755
                                                                         -------
Food Stores - 4.3%
President Chain Store Corp.                           Tw         728       3,178
                                                                         -------
Restaurants - 0.6%
Cafe de Coral Holdings Ltd.                           HK       1,220         400
                                                                         -------
--------------------------------------------------------------------------------
SERVICES - 11.5%
Business Services - 5.6%
Legend Holdings Ltd.                                  HK         882       4,080
                                                                         -------
Computer Related Services - 1.2%
Gigamedia ADR                                         Tw           2         165
Synnex Technology International Corp.                 Tw         100         700
                                                                         -------
                                                                             865
                                                                         -------
Computer Software - 4.7%
Taiwan Semiconductor
   Manufacturing Co. (b)                              Tw         529       3,463
                                                                         -------
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 21.6%
Air Transportation - 0.4%
Cheung Wah Development Co., Ltd.                      HK         212         327
                                                                         -------
Electric Services - 0.7%
Beijing Datang Power
   Generation Co., Ltd., Class H                      HK       3,898         476
                                                                         -------
Gas Services - 3.2%
Hong Kong & China Gas Co., Ltd.                       HK       1,987       2,323
                                                                         -------
Railroad - 1.0%
Guangshen Railway Co., Ltd., Class H                  HK       6,889         708
                                                                         -------
Telecommunications - 15.4%
China Telecom Ltd. (a)(b)                             HK       1,178      10,955
Smartone Telecommunications
   Holdings Ltd.                                      HK          75         290
                                                                         -------
                                                                          11,245
                                                                         -------
Transportation Services - 0.9%
Jiangsu Expressway Co., Ltd., Class H                 HK       3,608         422
Shenzhen Expressway Co., Ltd., Class H                Ch       2,100         235
                                                                         -------
                                                                             657
--------------------------------------------------------------------------------
WHOLESALE TRADE - 15.1%
Durable Goods - 14.4%
Johnson Electric Holdings Ltd.                        HK         508       3,345
Li & Fung Ltd.                                        HK       1,853       7,214
                                                                         -------
                                                                          10,559
                                                                         -------
Nondurable Goods - 0.7%
Ng Fung Hong Ltd.                                     HK       1,380         545
                                                                         -------

TOTAL COMMON STOCKS
   (cost of $55,151) (c)                                                  71,340
                                                                         -------

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------

February 29, 2000 (Unaudited)
(In thousands)

SHORT-TERM OBLIGATIONS - 2.4%                           Par               Value
--------------------------------------------------------------------------------

Repurchase Agreement with SBC Warburg
Ltd., dated 02/29/00, due 03/01/00 at
5.770%, collateralized by U.S. Treasury
bonds and /or notes with various
maturities to 2021, market value $1,590
(repurchase proceeds $1,768)                           $1,768            $ 1,768
                                                                         -------

OTHER ASSETS & LIABILITIES, NET - 0.0%                                        45
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                      $73,153
                                                                         -------

Notes to Investment Portfolio:
--------------------------------------------------------------------------------

(a) The value of this security represents fair value as determined in good faith under the direction of the Trustees.
(b) Non-income producing.
(c) Cost for federal income tax purposes is the same.

    Summary of
Securities by Country                  Country           Value        % of Total
--------------------------------------------------------------------------------
Hong Kong                                 HK            $62,615           87.8
Taiwan                                    Tw              8,195           11.5
China                                     Ch                530            0.7
                                                        -------          -----
                                                        $71,340          100.0
                                                        -------          -----

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

       Acronym                               Name
       -------                    ---------------------------
         ADR                      American Depositary Receipt

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------

February 29, 2000 (Unaudited)
(In thousands except for per share amounts and footnotes)

Assets
Investments at value (cost $55,151)                                 $ 71,340
Short-term obligations                                                 1,768
                                                                    --------
                                                                      73,108
Cash including foreign currencies
   (cost $54)                                          $     55
Receivable for:
   Investments sold                                         226
   Fund shares sold                                         231
   Expense reimbursement due from
     Advisor/Administrator                                   23
Deferred organization expenses                                5
Other                                                         5          545
                                                       --------     --------
     Total Assets                                                     73,653

Liabilities
Cash including foreign currencies
    (cost $48)                                               48
Payable for:
   Fund shares repurchased                                  291
Accrued:
   Management fee                                            72
   Administration fee                                        15
   Transfer agent fee                                        14
   Bookkeeping fee                                            3
   Deferred Trustees fees                                     1
Other                                                        56
                                                       --------
        Total Liabilities                                                500
                                                                    --------
Net Assets                                                          $ 73,153
                                                                    ========
Net asset value & redemption price per share -
   Class A ($66,350/3,491)                                          $  19.01 (a)
                                                                    ========
Maximum offering price per share -
   Class A ($19.01/0.9425)                                          $  20.17 (b)
                                                                    ========
Net asset value & offering price per share -
   Class B ($5,423/287)                                             $  18.87 (a)
                                                                    ========
Net asset value & offering price per share -
   Class C ($1,226/64)                                              $  19.15 (a)
                                                                    ========
Net asset value, offering & redemption price
   per share - Class Z ($154/8)                                     $  19.13
                                                                    ========
Composition of Net Assets
Capital paid in                                                     $ 98,395
Accumulated net investment loss                                         (280)
Accumulated net realized loss                                        (41,151)
Net unrealized appreciation on:
   Investments                                                        16,189
                                                                    --------
Foreign currency transactions (c)                                   $ 73,153
                                                                    ========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.
(c) Rounds to less than one.

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------

For the Six Months Ended February 29, 2000 (Unaudited)
(In thousands)

Investment Income
Dividends                                                              $    560
Interest                                                                     35
                                                                       --------
   Total Investment Income (net of nonreclaimable
   foreign taxes withheld at source which
   amounted to $2)                                                          595
Expenses
Management fee                                             $    364
Administration fee                                               78
Service fee - Class A, Class B, Class C                          79
Distribution fee - Class B                                       16
Distribution fee - Class C                                        3
Transfer agent fee                                              103
Bookkeeping fee                                                  16
Trustees fee                                                      5
Custodian fee                                                    24
Audit fee                                                        11
Legal fee                                                         3
Registration fee                                                 21
Reports to shareholders                                           5
Amortization of deferred
   organization expenses                                          1
Other                                                             5
                                                           --------
                                                                734
Fees waived by the
   Advisor/Administrator                                        (36)        698
                                                           --------    --------
     Net Investment Loss                                                   (103)
                                                                       --------
Net Realized and Unrealized Gain (Loss)
on Portfolio Positions
Net realized gain (loss) on:
   Investments                                                1,851
   Foreign currency transactions                                 (6)
                                                           --------
     Net Realized Gain                                                    1,845
Net change in unrealized appreciation /depreciation
   during the period                                                     18,537
                                                                       --------
     Net Gain                                                            20,382
                                                                       --------
Increase in Net Assets from Operations                                 $ 20,279
                                                                       ========

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

(In thousands)

                                                       (Unaudited)
                                                        Six months       Year
                                                          ended          ended
                                                       February 29     August 31
                                                       -----------     ---------
Increase (Decrease) in Net Assets                          2000          1999
--------------------------------------------------------------------------------
Operations:
Net investment income (loss)                             $   (103)     $    441
Net realized gain (loss)                                    1,845       (22,085)
Net change in unrealized appreciation/
   depreciation                                            18,537        57,856
                                                         --------      --------
   Net Increase from Operations                            20,279        36,212
                                                         --------      --------
Distributions:
From net investment income - Class A                           --          (362)
From net investment income - Class B                           --            --
From net investment income - Class C                           --            --
From net investment income - Class Z                           --            (1)
                                                         --------      --------
                                                           20,279        35,849
                                                         --------      --------
Fund Share Transactions:
Receipts for shares sold - Class A                          7,535        10,986
Value of distributions reinvested - Class A                    --           245
Cost of shares repurchased - Class A                      (14,452)      (21,210)
                                                         --------      --------
                                                           (6,917)       (9,979)
                                                         --------      --------
Receipts for shares sold - Class B                          1,650         1,301
Value of distributions reinvested - Class B                    --            --
Cost of shares repurchased - Class B                         (979)       (1,457)
                                                         --------      --------
                                                              671          (156)
                                                         --------      --------
Receipts for shares sold - Class C                            677           281
Value of distributions reinvested - Class C                    --            --
Cost of shares repurchased - Class C                         (490)         (464)
                                                         --------      --------
                                                              187          (183)
                                                         --------      --------
Receipts for shares sold - Class Z                              1             2
Value of distributions reinvested - Class Z                    --            --
Cost of shares repurchased - Class Z                           (a)            1
                                                         --------      --------
                                                                1             3
                                                         --------      --------
Net Decrease from Fund Share Transactions                  (6,058)      (10,315)
                                                         --------      --------
     Total Increase                                        14,221        25,534

Net Assets
Beginning of period                                        58,932        33,398
                                                         --------      --------
End of period (net of overdistributed
net investment income of $280 and $177,
respectively)                                            $ 73,153      $ 58,932
                                                         ========      ========

                                                       (Unaudited)
                                                        Six months       Year
                                                          ended          ended
                                                       February 29     August 31
                                                       -----------     ---------
                                                           2000          1999
--------------------------------------------------------------------------------
Number of Fund Shares
Sold - Class A                                               487           975
Issued for distributions reinvested - Class A                 --            23
Repurchased - Class A                                       (914)       (2,001)
                                                          ------        ------
                                                            (427)       (1,003)
                                                          ------        ------
Sold - Class B                                                98           123
Issued for distributions reinvested - Class B                 --            --
Repurchased - Class B                                        (57)         (144)
                                                          ------        ------
                                                              41           (21)
                                                          ------        ------
Sold - Class C                                                38            26
Issued for distributions reinvested - Class C                 --            --
Repurchased - Class C                                        (29)          (41)
                                                          ------        ------
                                                               9           (15)
                                                          ------        ------
Sold - Class Z                                                (a)           (a)
Issued for distributions reinvested - Class Z                 --            (a)
Repurchased - Class Z                                         (a)           --
                                                          ------        ------
                                                              (a)           (a)
                                                          ------        ------

(a) Rounds to less than one.

See notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

February 29, 2000 (Unaudited)

Note 1. Interim Financial Statements

In the opinion of management of Newport Greater China Fund (the Fund), a series of Liberty Funds Trust II, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at February 29, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

Note 2. Accounting Policies

Organization

The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation by investing primarily in equity securities of companies located in, or which derive a substantial portion of their revenue from business activity with or in, the Greater China Region (i.e., Hong Kong, the People's Republic of China and Taiwan). The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Effective February 1, 2000, Class B shares will convert to Class A shares as follows:

                                           Converts to
         Original purchase                Class A shares
      -----------------------             --------------
      Less than $250,000                      8 years
      $250,000 to less than $500,000          4 years
      $500,000 to less than $1,000,000        3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. In addition, if the values of foreign securities have been materially affected by events occurring after the closing of a foreign market, the foreign securities may be valued at their fair value under procedures approved by the Trustees.

Forward currency contracts are valued based on the weighted value of the contracts with similar maturities.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies is translated into U.S. dollars at that day's exchange rates. In certain countries, the Fund may hold portfolio positions for which market quotations are not readily available. Such securities are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Determination of class net asset values and financial highlights

All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflect the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Federal income taxes

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Deferred organization expenses

The Fund incurred $11,352 of expenses in connection with its organization. These expenses were deferred and are being amortized on a straight-line basis over five years.

Distributions to shareholders

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

February 29, 2000 (Unaudited)

Foreign currency transactions

Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

Forward currency contracts

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Other

Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

Note 3. Fees and Compensation Paid to Affiliates

Management fee

Newport Fund Management, Inc. (the Advisor), is the investment Advisor of the Fund and receives a monthly fee equal to 1.15% annually of the Fund's average net assets.

Administration fee

Colonial Management Associates, Inc. (the Administrator), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average net assets.

Bookkeeping fee

The Administrator provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus a percentage of the Fund's average net assets as follows:

          Average Net Assets        Annual Fee Rate
          ------------------        ---------------
           First $50 million           No charge
           Next $950 million            0.035%

Transfer agent fee

Liberty Funds Services Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Effective January 1, 2000 the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number shareholder accounts and transactions.

Underwriting discounts, service and distribution fees

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. For the six months ended February 29, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $6,257 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $10,656, $9,457 and $286 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense limits

The Advisor/Administrator have agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.90% annually of the Fund's average net assets.

Other

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

February 29, 2000 (Unaudited)

Note 4. Portfolio Information

Investment activity

During the six months ended February 29, 2000, purchases and sales of investments, other than short-term obligations, were $7,901,833 and $13,782,395, respectively.

Unrealized appreciation (depreciation) at February 29, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

         Gross unrealized appreciation               $29,511,002
         Gross unrealized depreciation               (13,321,612)
                                                     -----------
           Net unrealized appreciation               $16,189,390
                                                     ===========

Capital loss carryforwards

At August 31, 1999, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

            Year of                        Capital loss
          expiration                       carryforward
          ----------                       ------------
             2006                           $   829,000
             2007                            33,041,000
                                            -----------
                                            $33,870,000
                                            ===========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

Other

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Note 5. Line of Credit

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended February 29, 2000.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                            (Unaudited)
                                                                                 Six months ended February 29, 2000
                                                                            -------------------------------------------
                                                                            Class A     Class B     Class C     Class Z
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                                       $13.940     $13.880     $14.100     $14.010
                                                                            -------     -------     -------     -------
Income from Investment Operations:
Net investment loss (a) (b)                                                  (0.021)     (0.080)     (0.081)     (0.001)
Net realized and unrealized gain                                              5.091       5.070       5.131       5.121
                                                                            -------     -------     -------     -------
     Total from Investment Operations                                         5.070       4.990       5.050       5.120
                                                                            -------     -------     -------     -------
Net Asset Value - End of Period                                             $19.010     $18.870     $19.150     $19.130
                                                                            =======     =======     =======     =======
Total return (c) (d) (e)                                                      36.37%      35.95%      35.82%      36.55%
                                                                            =======     =======     =======     =======
Ratios to Average Net Assets
Expenses (f) (g)                                                               2.15%       2.90%       2.90%       1.90%
Net investment loss (f) (g)                                                   (0.27)%     (1.02)%     (1.02)%     (0.02)%
Fees and expenses waived or borne by the Advisor/Administrator (f) (g)         0.11%       0.11%       0.11%       0.11%
Portfolio turnover (e)                                                           13%         13%         13%         13%
Net assets at end of period (000)                                           $66,350     $ 5,423     $ 1,226     $   154
(a) Net of fees and expenses waived or borne by the Advisor/Administrator
    which amounted to:                                                      $ 0.009     $ 0.009     $ 0.009     $ 0.009

(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

                                                                                   Year ended August 31, 1999
                                                                            -----------------------------------------
                                                                            Class A     Class B    Class C    Class Z
---------------------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                                       $ 6.340     $ 6.340    $ 6.320    $ 6.380
                                                                            -------     -------    -------    -------
Income from Investment Operations:
Net investment income (a) (b)                                                 0.100       0.019      0.019      0.128
Net realized and unrealized gain                                              7.582       7.521      7.761      7.608
                                                                            -------     -------    -------    -------
     Total from Investment Operations                                         7.682       7.540      7.780      7.736
                                                                            -------     -------    -------    -------
Less Distributions Declared to Shareholders:
From net investment income                                                   (0.082)         --         --     (0.106)
                                                                            -------     -------    -------    -------
Net Asset Value - End of Period                                             $13.940     $13.880    $14.100    $14.010
                                                                            =======     =======    =======    =======
Total return (c) (d)                                                         121.59%     118.93%    123.10%    121.80%
                                                                            =======     =======    =======    =======
Ratios to Average Net Assets
Expenses (e)                                                                   2.15%       2.90%      2.90%      1.90%
Net investment income (e)                                                      0.92%       0.17%      0.17%      1.17%
Fees and expenses waived or borne by the Advisor/Administrator (e)             0.30%       0.30%      0.30%      0.30%
Portfolio turnover                                                               20%         20%        20%        20%
Net assets at end of period (000)                                           $54,623     $ 3,423    $   774    $   112
(a) Net of fees and expenses waived or borne by the Advisor/Administrator
    which amounted to:                                                      $ 0.032     $ 0.032    $ 0.032    $ 0.032

(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                   Year ended August 31, 1998
                                                                            -------------------------------------------
                                                                            Class A     Class B     Class C     Class Z
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                                       $17.900     $17.860     $17.860     $17.910
                                                                            -------     -------     -------     -------
Income from Investment Operations:
Net investment income (a) (b)                                                 0.092       0.012       0.013       0.123
Net realized and unrealized loss                                            (11.591)    (11.478)    (11.498)    (11.586)
                                                                            -------     -------     -------     -------
     Total from Investment Operations                                       (11.499)    (11.466)    (11.485)    (11.463)
                                                                            -------     -------     -------     -------
Less Distributions Declared to Shareholders:
From net investment income                                                   (0.061)     (0.054)     (0.055)     (0.067)
                                                                            -------     -------     -------     -------
Net Asset Value - End of Period                                             $ 6.340     $ 6.340     $ 6.320     $ 6.380
                                                                            =======     =======     =======     =======
Total return (c) (d)                                                         (64.42)%    (64.36)%    (64.46)%    (64.19)%
                                                                            =======     =======     =======     =======
Ratios to Average Net Assets
Expenses (e)                                                                   2.15%       2.90%       2.90%       1.90%
Net investment income (loss) (e)                                               0.74%      (0.01)%     (0.01)%      0.99%
Fees and expenses waived or borne by the Advisor/Administator (e)              0.31%       0.31%       0.31%       0.31%
Portfolio turnover                                                               58%         58%         58%         58%
Net assets at end of period (000)                                           $31,214     $ 1,692     $   443     $    49
(a) Net of fees and expenses waived or borne by the Advisor/Administrator
    which amounted to:                                                      $ 0.039     $ 0.039     $ 0.039     $ 0.039

(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                                   Period ended August 31, 1997 (c)
                                                                            ----------------------------------------------
                                                                             Class A     Class B      Class C      Class Z
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                                       $ 13.340    $ 13.330     $ 13.330     $ 13.340
                                                                            --------    --------     --------     --------
Income from Investment Operations:
Net investment income (loss) (a) (b)                                           0.052      (0.004)      (0.004)       0.065
Net realized and unrealized gain (d)                                           4.508       4.534        4.534        4.505
                                                                            --------    --------     --------     --------
     Total from Investment Operations                                          4.560       4.530        4.530        4.570
                                                                            --------    --------     --------     --------
Net Asset Value - End of Period                                             $ 17.900    $ 17.860     $ 17.860     $ 17.910
                                                                            ========    ========     ========     ========
Total return (e) (f) (g)                                                       34.22%      33.98%       33.98%       34.29%
                                                                            ========    ========     ========     ========
Ratios to Average Net Assets
Expenses (h) (i)                                                                2.15%       2.90%        2.90%        1.90%
Net investment income (h) (i)                                                   0.89%       0.14%        0.14%        1.14%
Fees and expenses waived or borne by the Advisor/Administrator (h) (i)          0.59%       0.59%        0.59%        0.59%
Portfolio turnover (g)                                                             4%          4%           4%           4%
Net assets at end of period (000)                                           $115,699    $    135     $    134     $    135
(a) Net of fees and expenses waived or borne by the Advisor/Administrator
    which amounted to:                                                      $  0.034    $  0.034     $  0.034     $  0.034

(b) Per share data was calculated using average shares outstanding during the period.
(c) The Fund commenced investment operations on May 12, 1997. The activity shown is from the effective date of registration (May 16, 1997) with the Securities and Exchange Commission. The per share information reflects the
    1.5 for 1 stock split effective July 25, 1997.
(d) The amount of net realized and unrealized gain shown for a share outstanding for the period ended August 31, 1997 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(i) Annualized.

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

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

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

Trustees & Transfer Agent

--------------------------------------------------------------------------------
Tom Bleasdale
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

John V. Carberry
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

Lora S. Collins
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

James E. Grinnell
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

Salvatore Macera
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

William E. Mayer
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

John J. Neuhauser
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

Thomas E. Stitzel
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

Robert L. Sullivan
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

Anne-Lee Verville
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------
Important Information About This Report

The Transfer Agent for Newport Greater China Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Newport Greater China Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

Semiannual Report:
Newport Greater China Fund

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.

LIBERTY
--------          [GRAPHIC OMITTED]
   FUNDS

ALL-STAR    Institutional money management approach for individual investors.

COLONIAL    Fixed income and value style equity investing.

CRABBE      A contrarian approach to fixed income and equity investing.
HUSON

NEWPORT     A leader in international investing.(SM)

STEIN ROE   Solutions for growth and income investing.
ADVISOR

KEYPORT     A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
NEWPORT GREATER CHINA FUND      Semiannual Report
--------------------------------------------------------------------------------

[LOGO]   LIBERTY
         --------
             FUNDS

ALL-STAR * COLONIAL * CRABBE HUSON * NEWPORT * STEIN ROE ADVISOR

                                                       736-03/676A-0300 (00/554)